LEASING	12 Months Ended
Dec. 31, 2019
LEASING
LEASING

NOTE 7 – LEASING

TORM has leases for the office buildings, some vehicles and other administrative equipment. With the exception of short-term leases and leases of low-value assets, each lease is reflected on the balance sheet as a right-of-use asset with a corresponding lease liability. The right-of-use assets are included in the financial statement line item in which the corresponding underlying assets would be presented if they were owned. Please refer to note 6.

As of 31 December 2019, TORM had recognized the following right-of-use assets:

	Vessels and		Other plant
	capitalized	Land and	and operating
USDm	dry-docking	buildings	equipment

Cost:
Balance as of 1 January	43.3	—	—
Adjustment on transition to IFRS 16	—	9.9	0.3
Additions	1.8	0.5	0.4
Disposals	(2.7)	—	(0.1)
Balance as of 31 December	42.4	10.4	0.6

Depreciation:
Balance as of 1 January	13.4	—	—
Disposals	(2.7)	—	—
Depreciation for the year	4.8	2.3	0.2
Balance as of 31 December	15.5	2.3	0.2

Carrying amount as of 31 December	26.9	8.1	0.4

The table below describes the nature of the Group’s leasing activities by type of right-of-use asset recognized on the balance sheet:

					Other plant
	Vessels and capitalized		Land and		and operating
	dry-docking		buildings		equipment

No. of right-of-use assets leased	3		10		19
Range of remaining term	2	years	0-9	years	0-3	years
Average remaining lease term	2.3	years	2.8	years	1.3	years
No. of leases with extension options	—		10		19
No. of leases with options to purchase	3		—		—
No. of leases with termination options	3		2		10

Lease liabilities regarding right-of-use assets are included on the balance sheet under “Borrowings”.

USDm	2019	2018
Maturity analysis - contractual undiscounted cash flow
Less than one year	7.5	5.2
One to five years	27.6	25.6
More than five years	0.1	—
Total undiscounted lease liabilities as of 31 December	35.2	30.8
Lease liabilities included under "Borrowings" as of 31 December	30.6	25.3

Non-current	10.2	3.2
Current	20.4	22.1

Extension and termination options are included in several leases in order to optimize operational flexibility in terms of managing contracts. The lease term determined by TORM is the non-cancellable period of a lease, together with any extension/termination options if these are/are not reasonably certain to be exercised.

Lease payments not recognized as a liability

The Group has elected not to recognize a lease liability for short-term leases (leases of an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. The expenses relating to payments not recognized as a lease liability are insignificant.

Administrative expenses

The total outflow for leases, USD 2.9m, is presented as “Depreciation” of USD 2.5m and “Financial expenses” (interest) of USD 0.4m, in contrast to the recording of an operating lease charge of a materially equivalent figure within the line item “Administrative expenses” under IAS 17.

Financial expenses

Financial expenses for the reporting periods:

USDm	2019	2018	2017
Interest expenses:		—	—
Financial expenses arising from lease liabilities regarding right-of-use assets	2.4	2.3	1.8
Other financial expenses	39.5	37.0	38.8
Total	41.9	39.3	40.6